Employee Benefit Plans - Net Periodic Benefit Cost (Credit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Domestic Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 4,430		$ 4,121		$ 3,763
Discount rate	4.99%		4.25%		4.75%
Expected rate of return on plan assets	7.25%		7.25%		7.38%
Rate of compensation increase	3.00%		3.00%		3.00%
Components of net periodic benefit cost (credit):
Service cost	58	[1]	63	[1]	59
Interest cost	180	[1]	170	[1]	169
Expected return on assets	(315)		(292)		(272)
Amortization of:
Prior service cost (credit)	(15)		(16)		(16)
Net actuarial (gain) loss	125		205		167
Settlement (gain) loss	0		3
Special termination benefit charge	1
Net periodic benefit cost (credit)	34		133		107
Foreign Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	898		790		698
Discount rate	4.29%		4.49%		4.97%
Expected rate of return on plan assets	6.26%		6.04%		6.30%
Rate of compensation increase	3.71%		3.49%		3.57%
Components of net periodic benefit cost (credit):
Service cost	33	[1]	36	[1]	32
Interest cost	43	[1]	38	[1]	35
Expected return on assets	(58)		(46)		(45)
Amortization of:
Prior service cost (credit)	1
Net actuarial (gain) loss	15		15		12
Net periodic benefit cost (credit)	34		43		34
Domestic Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	86		80		78
Discount rate	4.99%		4.25%		4.75%
Expected rate of return on plan assets	7.25%		7.25%		7.38%
Rate of compensation increase	3.00%		3.00%		3.00%
Components of net periodic benefit cost (credit):
Service cost	1	[1]	2	[1]	2
Interest cost	11	[1]	9	[1]	12
Expected return on assets	(6)		(6)		(6)
Amortization of:
Net initial obligation (asset)	0		0		3
Prior service cost (credit)	(10)		(10)		(2)
Net actuarial (gain) loss	11		12		9
Net periodic benefit cost (credit)	7		7		18
Foreign Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Discount rate	4.21%		4.50%		5.00%
Amortization of:
Net periodic benefit cost (credit)	$ 0		$ 0		$ 0

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.